Cover	Mar. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2022
Entity File Number	001-31810
Entity Registrant Name	Cinedigm Corp.
Entity Central Index Key	0001173204
Entity Tax Identification Number	22-3720962
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	237 West 35th Street
Entity Address, Address Line Two	Suite 605
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	206-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CIDM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false